Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE POOLED TRUST
Entity Central Index Key	0000875352
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000174774 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class R6
Trading Symbol	DPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class R6) returned 11.56% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period August 31, 2016 (Class R6's inception), through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	Since inception (8/31/16)
Nomura Global Listed Real Assets Fund (Class R6) – including sales charge	11.56%	9.04%	5.48%
Nomura Global Listed Real Assets Fund (Class R6) – excluding sales charge	11.56%	9.04%	5.48%
MSCI ACWI Index (net)	22.64%	14.61%	12.01%
MSCI ACWI Index (gross)	23.19%	15.14%	12.56%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	1.47%
S&P Global Infrastructure Index (net)	16.99%	12.81%	8.24%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	2.25%
S&P Global Natural Resources Index (net)	10.58%	14.16%	7.39%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 108,493,445
Holdings Count | Holding	257	[1]
Advisory Fees Paid, Amount	$ 510,846
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Largest Holdings [Text Block]	Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Material Fund Change [Text Block]
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000011045 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Institutional Class
Trading Symbol	DPRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Institutional Class) returned 11.49% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Institutional Class) – including sales charge	11.49%	8.95%	6.13%
Nomura Global Listed Real Assets Fund (Institutional Class) – excluding sales charge	11.49%	8.95%	6.13%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 108,493,445
Holdings Count | Holding	257	[2]
Advisory Fees Paid, Amount	$ 510,846
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Largest Holdings [Text Block]	Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Material Fund Change [Text Block]
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000011044 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class R
Trading Symbol	DPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$151	1.43%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class R) returned 10.89% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Class R) – including sales charge	10.89%	8.41%	5.59%
Nomura Global Listed Real Assets Fund (Class R) – excluding sales charge	10.89%	8.41%	5.59%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 108,493,445
Holdings Count | Holding	257	[3]
Advisory Fees Paid, Amount	$ 510,846
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Largest Holdings [Text Block]	Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Material Fund Change [Text Block]
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000011043 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund
Class Name	Class C
Trading Symbol	DPRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.93%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class C) returned 10.31% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Class C) – including sales charge	9.31%	7.85%	5.06%
Nomura Global Listed Real Assets Fund (Class C) – excluding sales charge	10.31%	7.85%	5.06%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 108,493,445
Holdings Count | Holding	257	[4]
Advisory Fees Paid, Amount	$ 510,846
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Largest Holdings [Text Block]	Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Material Fund Change [Text Block]
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

C000011041 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Real Assets Fund(formerly, Macquarie Global Listed Real Assets Fund)
Class Name	Class A
Trading Symbol	DPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class A) returned 11.13% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Class A) – including sales charge	4.74%	7.38%	5.22%
Nomura Global Listed Real Assets Fund (Class A) – excluding sales charge	11.13%	8.66%	5.85%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 27, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 108,493,445
Holdings Count | Holding	257	[5]
Advisory Fees Paid, Amount	$ 510,846
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Largest Holdings [Text Block]	Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%

Material Fund Change [Text Block]
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
Material Fund Change Expenses [Text Block]	Effective February 27, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Strategies [Text Block]	On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.